Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes (Details) [Line Items]
Income tax, description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $257) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. The Group has selected Kayser Limited (“Kayser”) as the qualified entity under two-tiered profit tax rates regime and the remaining Hong Kong based subsidiaries are not qualifying under the regime and continue to be taxed at 16.5%.
Tax losses		$ 2,972	$ 2,723
Tax losses carried forward		$ 242	99
Operating loss carry forward expiration date, description		expire during the years ending March 31, 2024 and 2026
Other tax losses		$ 2,631	$ 2,382
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate		16.50%	16.50%	16.50%
China [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate		25.00%
Income tax, description		However, Kayser Myanmar enjoyed a tax exemption for the period through the end of December 31, 2017 and was subject to an income tax rate of 25% starting from January 1, 2018 onward.